UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-28-07004
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motte                      Houston, TX                   2/8/2008
-----------------------                  -----------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            73
                                         ------------
Form 13F Information Table Value Total:  $253,521,984
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     COM              88579Y101  7594281   90065          Sole             Sole      0    0
Chevron Corp                   COM              166764100   189553    2031          Sole             Sole      0    0
GlaxoSmithKline plc            COM              37733w105   219448    4355          Sole             Sole      0    0
Comcast Corp 7.00% Pfd         COM              20030n408   224400   10000          Sole             Sole      0    0
(c091511@25)
Monsanto Co.                   COM              61166w101   231645    2074          Sole             Sole      0    0
Metabolix Inc.                 COM              591018809   249543   10485          Sole             Sole      0    0
Apache Corp                    COM              037411105   263903    2454          Sole             Sole      0    0
Clorox Co                      COM              189054109   271107    4160          Sole             Sole      0    0
Wesco Financial Corp           COM              950817106   307285     755          Sole             Sole      0    0
General Dynamics               COM              369550108   314135    3530          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108   317735    3230          Sole             Sole      0    0
Northstar Neuroscience Inc     COM              66704v101   406178   43675          Sole             Sole      0    0
Transocean Inc New             COM              G90073100   416996    2913          Sole             Sole      0    0
Temple-Inland Inc.             COM              879868107   417000   20000          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   434838   13700          Sole             Sole      0    0
Linear Technology Corp.        COM              535678106   439254   13800          Sole             Sole      0    0
AES Corp.                      COM              00130h105   489510   22885          Sole             Sole      0    0
Dell Computer                  COM              24702r101   498779   20350          Sole             Sole      0    0
Covidien LTD                   COM              g2552x108   533783   12052          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104   668114   22435          Sole             Sole      0    0
Lamar Advertising              COM              512815101   684036   14230          Sole             Sole      0    0
Carbo Ceramics                 COM              140781105   806124   21670          Sole             Sole      0    0
Morgan Stanley                 COM              617446448   872863   16435          Sole             Sole      0    0
Tyco Int'l Ltd                 COM              g9143x208   904060   22801          Sole             Sole      0    0
Tidewater Inc.                 COM              886423102   965536   17600          Sole             Sole      0    0
Franklin Electric              COM              353514102   996895   26049          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  1270189   43145          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  1330084    6185          Sole             Sole      0    0
EOG Resources Inc.             COM              26875p101  1341874   15035          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109  1411830   89640          Sole             Sole      0    0
Royal Dutch Shell PLC Cl-A     COM              780259206  1452029   17245          Sole             Sole      0    0
Applera - Applied Biosystems   COM              038020103  1710586   50430          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  1847675   51410          Sole             Sole      0    0
Bruker BioSciences             COM              116794108  1903616  143129          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  1909064   46975          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  1966830   49480          Sole             Sole      0    0
Altera Corp                    COM              021441100  2263918  117180          Sole             Sole      0    0
Am. Intern'l Group             COM              026874107  2422365   41550          Sole             Sole      0    0
Coca-Cola                      COM              191216100  2534581   41300          Sole             Sole      0    0
UnitedHealth Group             COM              91324p102  2616963   44965          Sole             Sole      0    0
Applied Materials              COM              038222105  2899409  163255          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  3089945   78425          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  3194487  240187          Sole             Sole      0    0
Sysco Corp.                    COM              871829107  3199649  102520          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  3234741   84260          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  3275846   72910          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  3456504   87840          Sole             Sole      0    0
Zimmer Holdings Inc.           COM              98956p102  3518849   53195          Sole             Sole      0    0
Stryker Corp.                  COM              863667101  3550321   47515          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101  3891548  177940          Sole             Sole      0    0
Nabors Industries Inc.         COM              G6359f103  3917592  143030          Sole             Sole      0    0
Anheuser-Busch                 COM              035229103  3928902   75065          Sole             Sole      0    0
Key Energy Services            COM              492914106  4351392  302390          Sole             Sole      0    0
Electronic Data Systems        COM              285661104  4621401  222933          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  4649774   92496          Sole             Sole      0    0
Vodafone Group PLC ADR         COM              92857w209  5743436  153897          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105  6077476  163681          Sole             Sole      0    0
Halliburton Co.                COM              406216101  6160375  162500          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  6788675  103140          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101  6866414  227440          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  7179239  132190          Sole             Sole      0    0
Wal-Mart                       COM              931142103  7588877  159665          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  7885868  291315          Sole             Sole      0    0
Diageo PLC                     COM              25243q205  8066303   93980          Sole             Sole      0    0
General Electric               COM              369604103  8207669  221410          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  8486174  127229          Sole             Sole      0    0
WellPoint Inc.                 COM              94973v107  8504108   96935          Sole             Sole      0    0
American Express Co.           COM              025816109  8791744  169007          Sole             Sole      0    0
Procter & Gamble               COM              742718109  9364868  127552          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108  9409171  123968          Sole             Sole      0    0
Microsoft Corp                 COM              594918104 10046676  282210          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207 11423232    2412          Sole             Sole      0    0
Exxon Mobil Corp.              COM              30231g102 16452714  175608          Sole             Sole      0    0